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                                                              [LOGO]
                                                              [THE HARTFORD]




November 3, 2005



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention:  Filing Room

Re:      Hartford Life and Annuity Insurance Company
         Separate Account One ("Registrant")
         Director Epic Outlook (Series I/IR)
         File No. 333-105267

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

     1. The Prospectus Supplement that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

     2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on October 12, 2005.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-5910.

Very truly yours,

/s/ Sharon Loghmani

Sharon Loghmani
Senior Legal Specialist